Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 10,724	$ 54,355
Digital assets	962	0
Accounts receivable, net	193	181
Notes receivable	339	1,859
Other current assets	37,405	22,027
Total current assets	49,623	78,422
Notes receivable	3,665	11,988
Investments	7,520	19,949
Mining equipment, net	8,484	0
Intangible assets, net	51,898	63,017
Other assets	109,295	102,548
Total assets	230,485	275,924
Accounts payable	950	1,252
Accrued liabilities	2,339	3,250
Accrued payroll and employee compensation	622	199
Deferred revenue	132	210
Other current liabilities	49	297
Total current liabilities	4,092	5,208
Deferred revenue, long-term	75	58
Other non-current liabilities	1,031	1,032
Total liabilities	5,198	6,298
Commitments and contingencies (Note 12)
Preferred shares, no par value, unlimited shares authorized, 96,000 shares issued and outstanding as of June 30, 2022 and December 31, 2021	42,350	42,350
Common shares, no par value; unlimited shares authorized, 66,505,769 and 63,566,403 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	455,259	444,265
Accumulated other comprehensive loss	(1,793)	(1,794)
Accumulated deficit	(270,529)	(215,195)
Total shareholders’ equity	225,287	269,626
Total liabilities and shareholders’ equity	$ 230,485	$ 275,924